Cost of sales (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Expense by nature
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 1.8	$ 1.2	$ 5.4	$ 10.1
Impairment of assets held for sale		2.9		2.9
Cost of sales
Expense by nature
Power generation	91.0	84.3	258.4	263.8
Depreciation	75.4	75.4	226.9	223.1
Amortization	26.5	9.2	46.8	28.8
Tower repairs and maintenance	16.2	13.0	43.3	37.5
Staff costs	8.1	5.8	23.3	18.6
Regulatory fees	6.2	(2.8)	20.0	11.7
Security services	6.0	5.2	16.7	13.1
Travel costs	2.1	0.7	4.9	4.0
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.8	1.2	5.4	10.1
Insurance	0.8	1.1	2.5	3.5
Short-term rental	0.5	2.4	1.9	6.1
Vehicle maintenance and repairs	0.5	0.5	1.5	1.4
Professional fees	0.5	0.5	1.1	1.3
Impairment of assets held for sale		2.9		2.9
Other	3.4	2.3	11.0	36.8
Total	239.0	$ 201.7	663.7	662.7
Accelerated amortization expense on customer related intangible assets due to customer insolvency proceedings	$ 13.8		$ 13.8
Foreign exchange gains (losses)				$ (30.4)